Guarantees and Contingent Liabilities - Summary of Contract or Notional Amounts of Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Guarantees And Letters Of Credit [Line Items]
Contract amount of commitments for standby letters of credit, Current	$ 7,958
Contract amount of commitments for standby letters of credit, Non-current	10,523
Contract amount of commitments for standby letters of credit, Total	18,481
Contract amount of commitments for commercial letters of credit, Current	273
Contract amount of commitments for commercial letters of credit, Non-current	43
Contract amount of commitments for commercial letters of credit, Total	$ 316